CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	7,600,000	7,600,000
Common stock, shares issued	3,869,118	3,869,118
Common stock, shares outstanding	3,716,526	3,716,526
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Common stock subject to possible redemption (in shares)	29,220,543	29,574,811
Common stock subject to possible redemption price per share (in dollars per share)	$ 10.00	$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares outstanding	113,615,343
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A common stock
Common stock subject to possible redemption (in shares)	29,220,543	29,574,811
Common stock outstanding subject to possible redemption (in shares)		29,574,811
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	1,336,779	982,511
Common stock, shares outstanding	1,336,779	982,511
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class B Common Stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,639,330	7,639,330
Common stock, shares outstanding	7,639,330	7,639,330